Unaudited Interim Condensed Consolidated Statements of Financial Position - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents		$ 7,725,129	$ 8,414,044
Accounts receivable, net		5,790,229	5,468,911
Withholding taxes receivables			690,487
Other current assets		2,462,654	1,584,884
Deferred costs		38,880
Inventory		2,553,957	495,081
Amount due from related parties		7,422	373,268
Total current assets		18,578,271	17,026,675
Restricted cash		1,667,081	1,715,866
Fixed assets, net		9,075,078	7,884,354
Right-of-use assets		2,868,604	4,190,351
Intangible assets, net		189,438	223,408
Goodwill		329,534
Withholding taxes receivable, net		3,359,752	3,534,552
Deferred costs		68,040
Deferred tax assets, net		972,384	1,038,346
Other non-current assets		330,416	361,275
Total Assets		37,438,598	35,974,827
Current liabilities:
Trade and other payables		3,050,006	1,540,411
Short-term borrowings from financial institutions		1,700,473	494,994
Current portion of operating lease liabilities		1,556,425	2,211,984
Current portion of finance lease liabilities, net		790,704	632,105
Other current liabilities		1,349,427	1,249,106
Deferred revenue		43,200
Income tax payables			284,627
Amount due to related parties		4,396,317	1,670,469
Total current liabilities		12,886,552	8,083,696
Long-term borrowings from financial institutions		986,584	993,869
Operating lease liabilities		1,482,152	2,106,429
Long-term borrowings from related parties		18,127,706	19,085,812
Finance lease liabilities, net		825,841	1,023,366
Deferred revenue		75,600
Provision for employee benefits		6,547,498	6,841,673
Total liabilities		40,931,933	38,134,845
Commitments and Contingencies
(Deficit) Equity
Ordinary shares – par value $0.003 authorized 100,000,000 shares, issued and outstanding 17,587,388 shares at June 30, 2021; par value $0.003 authorized 100,000,000 shares, issued and outstanding 17,356,090 shares at December 31, 2020	[1]	52,763	52,069
Subscription receivable		(50,000)	(50,000)
Additional paid in capital		2,409,864	2,082,795
Legal reserve		223,500	223,500
Deficit		(6,277,568)	(4,722,294)
Accumulated other comprehensive income		98,352	204,249
Total deficit attributable to equity holders of the Company		(3,543,089)	(2,209,681)
Total equity attributable to non-controlling interests		49,754	49,663
Total deficit		(3,493,335)	(2,160,018)
Total Liabilities and Equity		$ 37,438,598	$ 35,974,827

[1]	Giving retroactive effect to the reverse split on August 20, 2021.